SERIES X (Prospectus Summary): | SERIES X
Series X (Small Cap Growth Series)
SBL Fund One Security Benefit Place Topeka, Kansas 66636-0001 Supplement Dated July 14, 2011 to the Prospectus Dated May 1, 2011
The Highest Quarter Return in the Performance Information section of the Summary for Series X is removed and replaced with the following:
Highest Quarter Return 1Q 2000 29.18% Please Retain This Supplement For Future Reference